Quarterly Holdings Report
for

Fidelity Advisor® Multi-Asset Income Fund

March 31, 2021

AMAI-QTLY-0521
1.9865901.105

Schedule of Investments March 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 30.1%
		Principal Amount	Value
Convertible Bonds - 13.3%
COMMUNICATION SERVICES - 2.0%
Entertainment - 0.4%
World Wrestling Entertainment, Inc. 3.375% 12/15/23		$408,000	$917,235
Zynga, Inc. 0.25% 6/1/24		1,544,000	2,113,427
			3,030,662
Interactive Media & Services - 0.2%
Twitter, Inc. 0.25% 6/15/24		1,165,000	1,548,052
Media - 1.4%
DISH Network Corp.:
0% 12/15/25 (a)		5,375,000	5,686,750
2.375% 3/15/24		2,246,000	2,158,968
3.375% 8/15/26		2,684,000	2,580,129
			10,425,847
TOTAL COMMUNICATION SERVICES			15,004,561
CONSUMER DISCRETIONARY - 1.7%
Automobiles - 0.2%
Ford Motor Co. 0% 3/15/26 (a)		1,480,000	1,494,800
Hotels, Restaurants & Leisure - 0.4%
Caesars Entertainment Corp. 5% 10/1/24		400,000	951,000
Carnival Corp. 5.75% 4/1/23 (a)		225,000	631,350
Penn National Gaming, Inc. 2.75% 5/15/26		354,000	1,596,540
			3,178,890
Internet & Direct Marketing Retail - 0.7%
Groupon, Inc. 1.125% 3/15/26 (a)		1,210,000	1,210,756
MakeMyTrip Ltd. 0% 2/15/28 (a)		1,797,000	1,949,745
The Booking Holdings, Inc. 0.75% 5/1/25 (a)		1,259,000	1,850,730
			5,011,231
Leisure Products - 0.1%
Callaway Golf Co. 2.75% 5/1/26 (a)		398,000	681,078
Specialty Retail - 0.1%
Dick's Sporting Goods, Inc. 3.25% 4/15/25 (a)		360,000	824,850
Textiles, Apparel & Luxury Goods - 0.2%
Under Armour, Inc. 1.5% 6/1/24 (a)		851,000	1,667,428
TOTAL CONSUMER DISCRETIONARY			12,858,277
ENERGY - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Arch Resources, Inc. 5.25% 11/15/25 (a)		1,460,000	2,023,122
Cheniere Energy, Inc. 4.25% 3/15/45		3,299,000	2,695,211
Pioneer Natural Resources Co. 0.25% 5/15/25 (a)		703,000	1,100,898
			5,819,231
HEALTH CARE - 1.4%
Biotechnology - 0.5%
Novavax, Inc. 3.75% 2/1/23		2,338,000	3,879,137
Health Care Equipment & Supplies - 0.5%
Envista Holdings Corp. 2.375% 6/1/25 (a)		525,000	1,074,308
Livanova U.S.A., Inc. 3% 12/15/25 (a)		239,000	333,405
Tandem Diabetes Care, Inc. 1.5% 5/1/25 (a)		1,983,000	2,172,575
			3,580,288
Health Care Providers & Services - 0.4%
Guardant Health, Inc. 0% 11/15/27 (a)		2,049,000	2,627,843
TOTAL HEALTH CARE			10,087,268
INDUSTRIALS - 2.6%
Aerospace & Defense - 0.4%
Parsons Corp. 0.25% 8/15/25 (a)		2,579,000	2,830,453
Airlines - 0.4%
JetBlue Airways Corp. 0.5% 4/1/26 (a)		2,601,000	2,857,979
Construction & Engineering - 0.4%
Granite Construction, Inc. 2.75% 11/1/24		2,183,000	3,031,438
Marine - 0.2%
Seaspan Corp. 3.75% 12/15/25 (a)		1,066,000	1,271,205
Professional Services - 1.1%
FTI Consulting, Inc. 2% 8/15/23		2,814,000	4,102,812
KBR, Inc. 2.5% 11/1/23		2,506,000	3,951,649
			8,054,461
Road & Rail - 0.1%
Uber Technologies, Inc. 0% 12/15/25 (a)		808,000	848,905
TOTAL INDUSTRIALS			18,894,441
INFORMATION TECHNOLOGY - 3.8%
IT Services - 0.3%
Square, Inc. 0% 5/1/26 (a)		2,114,000	2,355,842
Semiconductors & Semiconductor Equipment - 1.3%
Microchip Technology, Inc. 1.625% 2/15/25		794,000	2,744,759
Micron Technology, Inc. 3.125% 5/1/32		418,000	3,688,850
ON Semiconductor Corp. 1.625% 10/15/23		1,433,000	2,970,788
			9,404,397
Software - 2.2%
Box, Inc. 0% 1/15/26 (a)		1,368,000	1,548,405
Ceridian HCM Holding, Inc. 0.25% 3/15/26 (a)		1,430,000	1,376,375
Coupa Software, Inc. 0.375% 6/15/26 (a)		1,415,000	1,598,950
Dye & Durham Ltd. 3.75% 3/1/26 (a)(b)	CAD	3,028,000	2,469,674
Everbridge, Inc. 0% 3/15/26 (a)		1,750,000	1,706,250
LivePerson, Inc. 0% 12/15/26 (a)		2,304,000	2,321,280
MicroStrategy, Inc. 0.75% 12/15/25 (a)		1,450,000	2,762,022
SailPoint Technologies Holding, Inc. 0.125% 9/15/24		490,000	909,930
ServiceNow, Inc. 0% 6/1/22		350,000	1,296,531
Workday, Inc. 0.25% 10/1/22		410,000	705,733
			16,695,150
TOTAL INFORMATION TECHNOLOGY			28,455,389
MATERIALS - 0.0%
Metals & Mining - 0.0%
Ivanhoe Mines Ltd. 2.5% 4/15/26 (a)		190,000	194,721
REAL ESTATE - 1.0%
Equity Real Estate Investment Trusts (REITs) - 1.0%
Pebblebrook Hotel Trust 1.75% 12/15/26		1,419,000	1,660,230
Summit Hotel Properties, Inc. 1.5% 2/15/26		3,457,000	3,809,182
Uniti Fiber Holdings, Inc. 4% 6/15/24 (a)		1,791,000	2,161,558
			7,630,970

TOTAL CONVERTIBLE BONDS			98,944,858

Nonconvertible Bonds - 16.8%
COMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.3%
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (a)		150,000	159,938
Frontier Communications Corp. 5.875% 10/15/27 (a)		200,000	212,000
Sable International Finance Ltd. 5.75% 9/7/27 (a)		170,000	177,863
Sprint Capital Corp. 8.75% 3/15/32		595,000	879,856
Windstream Escrow LLC 7.75% 8/15/28 (a)		245,000	249,514
Zayo Group Holdings, Inc.:
4% 3/1/27 (a)		325,000	319,313
6.125% 3/1/28 (a)		175,000	179,594
			2,178,078
Entertainment - 0.1%
Allen Media LLC 10.5% 2/15/28 (a)		500,000	527,500
Interactive Media & Services - 0.0%
TripAdvisor, Inc. 7% 7/15/25 (a)		300,000	324,450
Media - 0.6%
Altice France Holding SA 10.5% 5/15/27 (a)		630,000	709,349
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.5% 8/15/30 (a)		235,000	239,512
5.125% 5/1/27 (a)		360,000	380,633
5.75% 2/15/26 (a)		239,000	246,588
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% 8/15/26 (a)		1,540,000	1,108,800
Meredith Corp. 6.875% 2/1/26		628,000	645,851
Nexstar Broadcasting, Inc. 4.75% 11/1/28 (a)		300,000	303,161
Radiate Holdco LLC/Radiate Financial Service Ltd. 6.5% 9/15/28 (a)		350,000	369,583
Time Warner Cable LLC 6.55% 5/1/37		5,000	6,575
Ziggo Bond Co. BV 5.125% 2/28/30 (a)		65,000	66,463
			4,076,515
TOTAL COMMUNICATION SERVICES			7,106,543
CONSUMER DISCRETIONARY - 2.5%
Auto Components - 0.0%
Dana, Inc. 5.625% 6/15/28		140,000	149,800
Real Hero Merger Sub 2 6.25% 2/1/29 (a)		125,000	129,063
			278,863
Automobiles - 0.6%
Aston Martin Capital Holdings Ltd. 10.5% 11/30/25 (a)		1,605,000	1,772,602
Ford Motor Co.:
5.291% 12/8/46		1,250,000	1,314,088
7.4% 11/1/46		575,000	712,534
8.5% 4/21/23		585,000	652,275
			4,451,499
Diversified Consumer Services - 0.1%
Sotheby's 7.375% 10/15/27 (a)		495,000	535,273
Hotels, Restaurants & Leisure - 0.7%
Affinity Gaming LLC 6.875% 12/15/27 (a)		730,000	769,238
Boyd Gaming Corp.:
4.75% 12/1/27		330,000	336,346
8.625% 6/1/25 (a)		255,000	283,560
Caesars Entertainment, Inc.:
6.25% 7/1/25 (a)		410,000	437,066
8.125% 7/1/27 (a)		600,000	661,647
Golden Nugget, Inc. 6.75% 10/15/24 (a)		255,000	257,848
Marriott International, Inc. 5.75% 5/1/25		275,000	315,561
POWDR Corp. 6% 8/1/25 (a)		365,000	384,655
Scientific Games Corp.:
5% 10/15/25 (a)		190,000	196,783
7% 5/15/28 (a)		245,000	261,809
8.625% 7/1/25 (a)		200,000	217,440
SeaWorld Parks & Entertainment, Inc. 9.5% 8/1/25 (a)		340,000	369,521
Viking Ocean Cruises Ship VII Ltd. 5.625% 2/15/29 (a)		170,000	171,751
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. 7.75% 4/15/25 (a)		200,000	216,817
			4,880,042
Household Durables - 0.0%
Empire Communities Corp. 7% 12/15/25 (a)		285,000	300,319
Leisure Products - 0.1%
Vista Outdoor, Inc. 4.5% 3/15/29 (a)		1,000,000	989,455
Specialty Retail - 0.9%
Asbury Automotive Group, Inc. 4.5% 3/1/28		273,000	279,254
Burlington Coat Factory Warehouse Corp. 6.25% 4/15/25 (a)		260,000	275,600
Carvana Co.:
5.5% 4/15/27 (a)		1,500,000	1,507,875
5.875% 10/1/28 (a)		1,595,000	1,634,875
GRD Holding III Corp. 8.75% 9/1/25 (a)		250,000	272,813
Guitar Center, Inc. 8.5% 1/15/26 (a)		350,000	370,125
Ken Garff Automotive LLC 4.875% 9/15/28 (a)		370,000	369,630
L Brands, Inc.:
6.625% 10/1/30 (a)		250,000	283,438
6.75% 7/1/36		435,000	513,300
6.875% 7/1/25 (a)		55,000	61,116
LBM Acquisition LLC 6.25% 1/15/29 (a)		110,000	113,300
Party City Holdings, Inc. 8.75% 2/15/26 (a)		230,000	236,900
PetSmart, Inc. / PetSmart Finance Corp. 4.75% 2/15/28 (a)		350,000	357,949
Rent-A-Center, Inc. 6.375% 2/15/29 (a)		140,000	148,400
Sally Holdings LLC 5.5% 11/1/23		275,000	277,522
			6,702,097
Textiles, Apparel & Luxury Goods - 0.1%
Wolverine World Wide, Inc. 5% 9/1/26 (a)		400,000	405,500
TOTAL CONSUMER DISCRETIONARY			18,543,048
CONSUMER STAPLES - 1.1%
Food & Staples Retailing - 0.3%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC 4.875% 2/15/30 (a)		1,135,000	1,166,780
C&S Group Enterprises LLC 5% 12/15/28 (a)		200,000	194,500
Performance Food Group, Inc. 5.5% 10/15/27 (a)		255,000	266,669
SEG Holding LLC/SEG Finance Corp. 5.625% 10/15/28 (a)		400,000	419,000
			2,046,949
Food Products - 0.5%
Del Monte Foods, Inc. 11.875% 5/15/25 (a)		975,000	1,119,422
JBS U.S.A. Lux SA / JBS Food Co. 5.5% 1/15/30 (a)		220,000	243,484
Kraft Heinz Foods Co. 4.875% 10/1/49		1,505,000	1,683,349
Simmons Foods, Inc. 4.625% 3/1/29 (a)		330,000	332,894
			3,379,149
Tobacco - 0.3%
Turning Point Brands, Inc. 5.625% 2/15/26 (a)		2,500,000	2,593,750
TOTAL CONSUMER STAPLES			8,019,848
ENERGY - 5.1%
Energy Equipment & Services - 0.5%
CGG SA 8.75% 4/1/27 (a)(c)		3,450,000	3,476,565
Oil, Gas & Consumable Fuels - 4.6%
Alliance Resource Operating Partners LP / Alliance Resource Finance Corp. 7.5% 5/1/25 (a)		4,205,000	3,914,266
Antero Resources Corp. 7.625% 2/1/29 (a)		250,000	266,250
CNX Resources Corp. 6% 1/15/29 (a)		220,000	228,620
Comstock Resources, Inc. 6.75% 3/1/29 (a)		635,000	650,875
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 6% 2/1/29 (a)		975,000	960,375
Endeavor Energy Resources LP/EER Finance, Inc. 6.625% 7/15/25 (a)		205,000	219,092
Global Partners LP/GLP Finance Corp.:
6.875% 1/15/29		350,000	375,638
7% 8/1/27		38,000	40,090
New Fortress Energy LLC 6.75% 9/15/25 (a)		450,000	462,330
Northern Oil & Gas, Inc. 8.125% 3/1/28 (a)		2,615,000	2,599,964
Occidental Petroleum Corp. 7.2% 4/1/28		550,000	599,500
Petroleos Mexicanos:
6.5% 3/13/27		1,600,000	1,665,000
6.5% 1/23/29		3,225,000	3,256,041
6.625% 6/15/35		3,240,000	3,055,725
7.19% 9/12/24 (a)	MXN	44,360,700	2,013,670
7.69% 1/23/50		12,005,000	11,092,620
Range Resources Corp. 8.25% 1/15/29 (a)		300,000	321,000
Teekay Corp. 9.25% 11/15/22 (a)		2,550,000	2,581,875
The Williams Companies, Inc. 5.75% 6/24/44		20,000	24,496
Viper Energy Partners LP 5.375% 11/1/27 (a)		370,000	384,800
			34,712,227
TOTAL ENERGY			38,188,792
FINANCIALS - 0.3%
Consumer Finance - 0.2%
Ally Financial, Inc.:
8% 11/1/31		275,000	370,348
8% 11/1/31		350,000	487,436
Ford Motor Credit Co. LLC 5.125% 6/16/25		345,000	372,600
			1,230,384
Diversified Financial Services - 0.1%
Compass Group Diversified Holdings LLC 5.25% 4/15/29 (a)		1,030,000	1,079,883
Insurance - 0.0%
Acrisure LLC / Acrisure Finance, Inc. 7% 11/15/25 (a)		225,000	232,313
TOTAL FINANCIALS			2,542,580
INDUSTRIALS - 3.3%
Aerospace & Defense - 1.7%
Bombardier, Inc.:
7.45% 5/1/34 (a)		1,000,000	1,024,450
7.5% 12/1/24 (a)		2,840,000	2,836,450
7.875% 4/15/27 (a)		1,415,000	1,387,676
BWX Technologies, Inc. 4.125% 6/30/28 (a)		140,000	141,750
Embraer Netherlands Finance BV 6.95% 1/17/28 (a)		525,000	575,033
Howmet Aerospace, Inc. 5.95% 2/1/37		750,000	906,788
The Boeing Co. 5.805% 5/1/50		4,175,000	5,256,118
TransDigm, Inc. 5.5% 11/15/27		265,000	273,944
			12,402,209
Air Freight & Logistics - 0.0%
XPO Logistics, Inc. 6.25% 5/1/25 (a)		295,000	317,447
Airlines - 0.1%
Delta Air Lines, Inc. / SkyMiles IP Ltd. 4.75% 10/20/28 (a)		400,000	435,065
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd. 5.75% 1/20/26 (a)		400,000	425,040
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd. 8% 9/20/25 (a)		240,000	271,200
			1,131,305
Building Products - 0.0%
Shea Homes Ltd. Partnership/Corp. 4.75% 4/1/29 (a)		150,000	151,725
Commercial Services & Supplies - 0.4%
APX Group, Inc.:
6.75% 2/15/27 (a)		365,000	391,543
7.625% 9/1/23		475,000	490,438
Pitney Bowes, Inc.:
6.875% 3/15/27 (a)		725,000	718,656
7.25% 3/15/29 (a)		500,000	494,455
PowerTeam Services LLC 9.033% 12/4/25 (a)		560,000	617,400
			2,712,492
Construction & Engineering - 0.2%
Dycom Industries, Inc. 4.5% 4/15/29 (a)		700,000	701,750
Pike Corp. 5.5% 9/1/28 (a)		595,000	605,413
			1,307,163
Marine - 0.6%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (a)		1,725,000	1,302,375
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (a)		1,725,000	1,365,984
11.25% 8/15/22 (a)		1,350,000	1,272,375
Seaspan Corp. 6.5% 2/5/24 (a)		400,000	413,000
			4,353,734
Professional Services - 0.1%
ASGN, Inc. 4.625% 5/15/28 (a)		250,000	257,920
Science Applications International Corp. 4.875% 4/1/28 (a)		550,000	568,563
			826,483
Road & Rail - 0.2%
Uber Technologies, Inc.:
6.25% 1/15/28 (a)		270,000	294,084
7.5% 9/15/27 (a)		410,000	452,878
8% 11/1/26 (a)		305,000	330,163
Watco Companies LLC / Watco Finance Corp. 6.5% 6/15/27 (a)		300,000	316,200
			1,393,325
TOTAL INDUSTRIALS			24,595,883
INFORMATION TECHNOLOGY - 0.2%
Communications Equipment - 0.0%
SSL Robotics LLC 9.75% 12/31/23 (a)		107,059	120,388
IT Services - 0.1%
GTT Communications, Inc. 7.875% 12/31/24 (a)		1,340,000	221,100
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. 6% 2/15/28 (a)		165,000	164,588
Rackspace Hosting, Inc. 5.375% 12/1/28 (a)		140,000	142,356
Unisys Corp. 6.875% 11/1/27 (a)		250,000	273,750
			801,794
Software - 0.0%
LogMeIn, Inc. 5.5% 9/1/27 (a)		250,000	261,720
Technology Hardware, Storage & Peripherals - 0.1%
Diebold Nixdorf, Inc. 8.5% 4/15/24		375,000	383,063
TOTAL INFORMATION TECHNOLOGY			1,566,965
MATERIALS - 2.1%
Chemicals - 0.3%
Olin Corp.:
5% 2/1/30		130,000	136,173
5.625% 8/1/29		75,000	80,893
The Chemours Co. LLC:
5.375% 5/15/27		430,000	455,800
5.75% 11/15/28 (a)		875,000	921,301
Tronox, Inc. 4.625% 3/15/29 (a)		1,000,000	1,001,250
			2,595,417
Construction Materials - 0.1%
Brundage-Bone Concrete Pumping Holdings, Inc. 6% 2/1/26 (a)		215,000	224,138
Summit Materials LLC/Summit Materials Finance Corp. 5.25% 1/15/29 (a)		165,000	172,219
			396,357
Containers & Packaging - 0.4%
ARD Finance SA 6.5% 6/30/27 pay-in-kind (a)(d)		350,000	367,399
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 5.25% 8/15/27 (a)		325,000	331,526
BWAY Holding Co. 7.25% 4/15/25 (a)		2,610,000	2,610,000
			3,308,925
Metals & Mining - 1.3%
Allegheny Technologies, Inc. 5.875% 12/1/27		150,000	155,250
Arconic Rolled Products Corp. 6.125% 2/15/28 (a)		85,000	90,525
Coeur d'Alene Mines Corp. 5.125% 2/15/29 (a)		2,645,000	2,528,488
First Quantum Minerals Ltd.:
6.875% 3/1/26 (a)		325,000	336,581
6.875% 10/15/27 (a)		325,000	348,359
7.25% 4/1/23 (a)		435,000	442,613
HudBay Minerals, Inc. 4.5% 4/1/26 (a)		295,000	305,632
Infrabuild Australia Pty Ltd. 12% 10/1/24 (a)		5,167,000	5,167,000
Joseph T. Ryerson & Son, Inc. 8.5% 8/1/28 (a)		136,000	152,320
Kaiser Aluminum Corp. 6.5% 5/1/25 (a)		200,000	211,940
			9,738,708
TOTAL MATERIALS			16,039,407
REAL ESTATE - 0.6%
Equity Real Estate Investment Trusts (REITs) - 0.3%
Uniti Group LP / Uniti Group Finance, Inc.:
6% 4/15/23 (a)		730,000	741,863
6.5% 2/15/29 (a)		750,000	740,625
Uniti Group, Inc. 7.125% 12/15/24 (a)		750,000	771,563
			2,254,051
Real Estate Management & Development - 0.3%
Realogy Group LLC/Realogy Co-Issuer Corp. 5.75% 1/15/29 (a)		2,030,000	2,002,088
Weekley Homes LLC/Weekley Finance Corp. 4.875% 9/15/28 (a)		90,000	92,250
			2,094,338
TOTAL REAL ESTATE			4,348,389
UTILITIES - 0.6%
Electric Utilities - 0.5%
Pacific Gas & Electric Co. 4.95% 7/1/50		1,885,000	1,937,204
PG&E Corp. 5.25% 7/1/30		1,620,000	1,717,200
			3,654,404
Water Utilities - 0.1%
Solaris Midstream Holdings LLC 7.625% 4/1/26 (a)		795,000	812,888
TOTAL UTILITIES			4,467,292

TOTAL NONCONVERTIBLE BONDS			125,418,747

TOTAL CORPORATE BONDS
(Cost $217,399,217)			224,363,605

U.S. Treasury Obligations - 7.4%
U.S. Treasury Bonds 1.375% 8/15/50
(Cost $57,092,142)		71,000,000	55,402,164

Commercial Mortgage Securities - 0.0%
BANK Series 2020-BN30 Class MCDG, 2.9182% 12/15/53 (Cost $176,598)(d)		$200,000	$165,895

Foreign Government and Government Agency Obligations - 0.2%
Dominican Republic 5.875% 1/30/60 (Cost $1,398,860)(a)		1,340,000	1,277,606
		Shares	Value

Common Stocks - 49.3%
COMMUNICATION SERVICES - 5.7%
Diversified Telecommunication Services - 1.3%
AT&T, Inc.		147,550	4,466,339
BCE, Inc. (e)		84,900	3,832,386
Verizon Communications, Inc.		26,507	1,541,382
			9,840,107
Entertainment - 0.9%
Activision Blizzard, Inc.		26	2,418
Score Media & Gaming, Inc. (f)		145,370	3,895,967
Score Media & Gaming, Inc. (e)(f)		92,400	2,483,712
The Walt Disney Co. (f)		76	14,024
			6,396,121
Interactive Media & Services - 2.2%
Alphabet, Inc. Class A (f)		5,353	11,040,670
Facebook, Inc. Class A (f)		17,800	5,242,634
			16,283,304
Media - 0.6%
Comcast Corp. Class A		52,716	2,852,463
Interpublic Group of Companies, Inc.		64,535	1,884,422
Shaw Communications, Inc. Class B		20	520
WPP PLC		214	2,727
			4,740,132
Wireless Telecommunication Services - 0.7%
Rogers Communications, Inc.:
Class B (e)		48,100	2,217,410
Class B (non-vtg.)		11	507
T-Mobile U.S., Inc.		43	5,387
Vodafone Group PLC		1,741,800	3,176,305
			5,399,609

TOTAL COMMUNICATION SERVICES			42,659,273

CONSUMER DISCRETIONARY - 3.4%
Auto Components - 0.4%
Magna International, Inc. Class A (sub. vtg.)		35,100	3,091,325
Hotels, Restaurants & Leisure - 1.4%
A&W Revenue Royalties Income Fund		115,900	3,301,679
Boston Pizza Royalties Income Fund		58,100	598,707
Boyd Gaming Corp. (f)		15,500	913,880
Caesars Entertainment, Inc. (f)		18,500	1,617,825
McDonald's Corp.		428	95,932
Pizza Pizza Royalty Corp.		421,200	3,482,349
Starbucks Corp.		26	2,841
The Keg Royalties Income Fund		38,200	407,321
			10,420,534
Household Durables - 1.3%
Lennar Corp. Class A		4,930	499,064
LG Electronics, Inc.		32,750	4,388,608
Newell Brands, Inc.		66,300	1,775,514
Sony Corp. sponsored ADR		22,500	2,385,225
Tempur Sealy International, Inc.		76	2,779
Whirlpool Corp.		2,500	550,875
			9,602,065
Internet & Direct Marketing Retail - 0.0%
eBay, Inc.		31	1,898
Multiline Retail - 0.0%
Dollar Tree, Inc. (f)		24	2,747
Kohl's Corp.		49	2,921
Nordstrom, Inc.		38	1,439
Target Corp.		27	5,348
			12,455
Specialty Retail - 0.3%
Best Buy Co., Inc.		4,015	460,962
Burlington Stores, Inc. (f)		10	2,988
Dick's Sporting Goods, Inc.		19	1,447
Lowe's Companies, Inc.		5,458	1,038,002
The Home Depot, Inc.		1,018	310,745
TJX Companies, Inc.		25	1,654
			1,815,798
Textiles, Apparel & Luxury Goods - 0.0%
PVH Corp.		16	1,691
Tapestry, Inc.		70	2,885
			4,576

TOTAL CONSUMER DISCRETIONARY			24,948,651

CONSUMER STAPLES - 2.2%
Beverages - 0.9%
Diageo PLC		39,645	1,628,677
Keurig Dr. Pepper, Inc.		42	1,444
PepsiCo, Inc.		9,125	1,290,731
The Coca-Cola Co.		68,709	3,621,651
			6,542,503
Food & Staples Retailing - 0.0%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)		30	967
BJ's Wholesale Club Holdings, Inc. (f)		32	1,436
Costco Wholesale Corp.		5	1,762
Kroger Co.		61	2,195
Sysco Corp.		40	3,150
Walmart, Inc.		47	6,384
			15,894
Food Products - 0.8%
Bunge Ltd.		20	1,585
Lamb Weston Holdings, Inc.		35	2,712
Mondelez International, Inc.		62	3,629
Nestle SA (Reg. S)		14	1,561
The Kraft Heinz Co.		146,500	5,860,000
			5,869,487
Household Products - 0.5%
Procter & Gamble Co.		29,457	3,989,362

TOTAL CONSUMER STAPLES			16,417,246

ENERGY - 4.3%
Oil, Gas & Consumable Fuels - 4.3%
BP PLC		343	1,393
Canadian Natural Resources Ltd.		134,765	4,166,166
Cheniere Energy, Inc. (f)		29,100	2,095,491
Chesapeake Energy Corp. (g)		100	3,905
Chevron Corp.		15,689	1,644,050
ConocoPhillips Co.		75	3,973
DHT Holdings, Inc.		834,563	4,948,959
Enterprise Products Partners LP		52,618	1,158,648
Enviva Partners LP		49,300	2,382,669
Exxon Mobil Corp.		85,374	4,766,430
Hess Midstream LP		54,300	1,217,406
Imperial Oil Ltd.		181	4,384
Magellan Midstream Partners LP		27,600	1,196,736
Marathon Petroleum Corp.		22,300	1,192,827
MPLX LP		51,000	1,307,130
Phillips 66 Co.		44	3,588
PrairieSky Royalty Ltd.		112,500	1,212,998
Suncor Energy, Inc.		263	5,498
Sunoco Logistics Partners, LP		58,300	1,856,272
Teekay LNG Partners LP		128,496	1,849,057
Valero Energy Corp.		15,939	1,141,232
			32,158,812
FINANCIALS - 9.1%
Banks - 4.9%
Bank of America Corp.		89,892	3,477,921
Barclays PLC		1,327,500	3,399,622
Canadian Imperial Bank of Commerce (e)		24,550	2,403,818
Citigroup, Inc.		39,252	2,855,583
Comerica, Inc.		25,500	1,829,370
Huntington Bancshares, Inc.		145	2,279
JPMorgan Chase & Co.		18,914	2,879,278
Lloyds Banking Group PLC		5,330,900	3,127,240
M&T Bank Corp.		6,345	961,965
Mitsubishi UFJ Financial Group, Inc.		327,500	1,751,238
Mitsubishi UFJ Financial Group, Inc. sponsored ADR (e)		247,500	1,331,550
PNC Financial Services Group, Inc.		27	4,736
Societe Generale Series A		114,500	2,993,584
Sumitomo Mitsui Financial Group, Inc.		79,700	2,888,910
Sumitomo Mitsui Financial Group, Inc. ADR (e)		388,600	2,817,350
Wells Fargo & Co.		100,631	3,931,653
			36,656,097
Capital Markets - 2.7%
AGF Management Ltd. Class B (non-vtg.)		330,300	1,968,606
AllianceBernstein Holding LP		86,100	3,443,139
BlackRock, Inc. Class A		2,108	1,589,348
CI Financial Corp. (e)		153,300	2,214,049
IGM Financial, Inc.		83,400	2,541,752
KKR & Co. LP		70	3,420
Lazard Ltd. Class A		37,600	1,635,976
Morgan Stanley		24,300	1,887,138
Raymond James Financial, Inc.		14,200	1,740,352
TMX Group Ltd.		31,900	3,314,889
			20,338,669
Consumer Finance - 0.0%
Capital One Financial Corp.		83	10,560
Diversified Financial Services - 1.0%
dMY Technology Group, Inc. II Class A (e)(f)		267,300	3,931,983
Equitable Holdings, Inc.		110,300	3,597,986
			7,529,969
Insurance - 0.5%
American Financial Group, Inc.		20,625	2,353,313
American International Group, Inc.		30	1,386
Chubb Ltd.		42	6,635
Old Republic International Corp.		54,001	1,179,382
The Travelers Companies, Inc.		50	7,520
			3,548,236

TOTAL FINANCIALS			68,083,531

HEALTH CARE - 2.0%
Biotechnology - 0.6%
AbbVie, Inc.		38,351	4,150,345
Amgen, Inc.		2,141	532,702
			4,683,047
Health Care Equipment & Supplies - 0.1%
Abbott Laboratories		7,300	874,832
Becton, Dickinson & Co.		15	3,647
Danaher Corp.		37	8,328
			886,807
Health Care Providers & Services - 0.5%
Cigna Corp.		17	4,110
UnitedHealth Group, Inc.		8,714	3,242,218
			3,246,328
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.		1,700	775,846
Pharmaceuticals - 0.7%
AstraZeneca PLC:
(United Kingdom)		27	2,695
sponsored ADR (e)		10,723	533,148
Bristol-Myers Squibb Co.		12,818	809,200
Eli Lilly & Co.		6,436	1,202,374
Johnson & Johnson		4,345	714,101
Pfizer, Inc.		10,900	394,907
Roche Holding AG:
(participation certificate)		9	2,915
sponsored ADR		15,850	642,876
Royalty Pharma PLC		7	305
Sanofi SA		51	5,043
Sanofi SA sponsored ADR		14,300	707,278
			5,014,842

TOTAL HEALTH CARE			14,606,870

INDUSTRIALS - 3.8%
Aerospace & Defense - 0.4%
Northrop Grumman Corp.		9,913	3,208,243
The Boeing Co.		19	4,840
			3,213,083
Air Freight & Logistics - 0.8%
Deutsche Post AG		86,632	4,746,441
FedEx Corp.		4,300	1,221,372
United Parcel Service, Inc. Class B		25	4,250
			5,972,063
Building Products - 0.1%
Johnson Controls International PLC		52	3,103
Trane Technologies PLC		2,600	430,456
			433,559
Commercial Services & Supplies - 0.0%
Waste Connection, Inc. (Canada)		13	1,404
Construction & Engineering - 0.4%
MasTec, Inc. (f)		11,000	1,030,700
Quanta Services, Inc.		26,200	2,305,076
			3,335,776
Electrical Equipment - 0.7%
AMETEK, Inc.		40	5,109
Babcock & Wilcox Enterprises, Inc. (f)		571,697	5,413,971
			5,419,080
Industrial Conglomerates - 0.2%
General Electric Co.		543	7,130
Honeywell International, Inc.		5,225	1,134,191
Roper Technologies, Inc.		12	4,840
Siemens AG		13	2,136
			1,148,297
Machinery - 0.6%
Crane Co.		10	939
Fortive Corp.		26,027	1,838,547
Illinois Tool Works, Inc.		4,325	958,074
ITT, Inc.		14,732	1,339,286
Nordson Corp.		7	1,391
Otis Worldwide Corp.		16	1,095
Snap-On, Inc.		6	1,384
			4,140,716
Marine - 0.0%
A.P. Moller - Maersk A/S Series B		1	2,322
Professional Services - 0.0%
Equifax, Inc.		9	1,630
Road & Rail - 0.6%
Norfolk Southern Corp.		8,685	2,332,096
Union Pacific Corp.		11,400	2,512,674
			4,844,770
Trading Companies & Distributors - 0.0%
Watsco, Inc.		8	2,086

TOTAL INDUSTRIALS			28,514,786

INFORMATION TECHNOLOGY - 6.5%
Communications Equipment - 0.9%
Cisco Systems, Inc.		134,571	6,958,666
Electronic Equipment & Components - 1.3%
Corning, Inc.		91,700	3,989,867
Hon Hai Precision Industry Co. Ltd. (Foxconn)		1,301,000	5,721,756
TE Connectivity Ltd.		12	1,549
			9,713,172
IT Services - 0.7%
Amdocs Ltd.		36	2,525
Genpact Ltd.		67	2,869
IBM Corp.		35,950	4,790,697
Visa, Inc. Class A		6	1,270
			4,797,361
Semiconductors & Semiconductor Equipment - 0.6%
NVIDIA Corp.		1,745	931,708
NXP Semiconductors NV		13,902	2,799,029
Qualcomm, Inc.		7,545	1,000,392
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR		34	4,022
			4,735,151
Software - 0.8%
Adobe, Inc. (f)		1,100	522,907
Microsoft Corp.		23,116	5,450,059
NortonLifeLock, Inc.		133	2,828
Open Text Corp.		32	1,526
			5,977,320
Technology Hardware, Storage & Peripherals - 2.2%
Apple, Inc.		93,361	11,404,046
Samsung Electronics Co. Ltd.		70,786	5,140,107
			16,544,153

TOTAL INFORMATION TECHNOLOGY			48,725,823

MATERIALS - 4.1%
Chemicals - 1.0%
Dow, Inc.		16,200	1,035,828
DuPont de Nemours, Inc.		5,032	388,873
Linde PLC		23	6,443
Olin Corp.		58,600	2,225,042
The Chemours Co. LLC		49,757	1,388,718
Tronox Holdings PLC		51,400	940,620
Westlake Chemical Partners LP		45,800	1,100,116
			7,085,640
Containers & Packaging - 0.3%
Ardagh Group SA		23,300	592,053
Avery Dennison Corp.		5,200	954,980
Crown Holdings, Inc.		40	3,882
WestRock Co.		18,836	980,414
			2,531,329
Metals & Mining - 2.8%
Agnico Eagle Mines Ltd. (United States)		74,800	4,324,188
Anglo American PLC (United Kingdom)		45	1,763
BHP Group PLC		45,600	1,312,917
Franco-Nevada Corp.		3,100	388,493
Newmont Corp.		119,800	7,220,346
Steel Dynamics, Inc.		11,100	563,436
Wheaton Precious Metals Corp.		190,400	7,272,380
			21,083,523

TOTAL MATERIALS			30,700,492

REAL ESTATE - 6.9%
Equity Real Estate Investment Trusts (REITs) - 6.9%
American Tower Corp.		14	3,347
Americold Realty Trust		22,500	865,575
Boardwalk (REIT) (e)		60,200	1,739,367
Canadian Apartment Properties (REIT) unit		76,300	3,270,087
CubeSmart		41,600	1,573,728
Equinix, Inc.		1,750	1,189,283
Four Corners Property Trust, Inc.		24,900	682,260
Gaming & Leisure Properties		81,500	3,458,045
InterRent REIT (e)		143,200	1,685,309
Lamar Advertising Co. Class A		21,932	2,059,853
Medical Properties Trust, Inc.		118,500	2,521,680
MGM Growth Properties LLC		92,900	3,030,398
Mid-America Apartment Communities, Inc.		6,700	967,212
National Retail Properties, Inc.		38,300	1,687,881
Postal Realty Trust, Inc.		280,100	4,812,118
Prologis (REIT), Inc.		26,100	2,766,600
Public Storage		11	2,714
Realty Income Corp.		25,300	1,606,550
RioCan (REIT) (e)		289,300	4,479,811
Simon Property Group, Inc.		30,600	3,481,362
Smart (REIT) (e)		220,500	4,711,089
VICI Properties, Inc. (e)		169,700	4,792,328
			51,386,597
UTILITIES - 1.3%
Electric Utilities - 0.5%
Evergy, Inc.		37,600	2,238,328
Exelon Corp.		80	3,499
FirstEnergy Corp.		43,500	1,509,015
NextEra Energy, Inc.		107	8,090
NRG Energy, Inc.		72	2,717
PG&E Corp. (f)		56	656
			3,762,305
Gas Utilities - 0.2%
Brookfield Infrastructure Corp. Class A		18,600	1,423,084
Independent Power and Renewable Electricity Producers - 0.6%
Atlantica Sustainable Infrastructure PLC (e)		800	29,304
Brookfield Renewable Corp.		18,100	847,893
Brookfield Renewable Energy Partners LP		12,000	512,294
Clearway Energy, Inc. Class C		45,600	1,283,184
NextEra Energy Partners LP		22,400	1,632,512
Vistra Corp.		135	2,387
			4,307,574
Multi-Utilities - 0.0%
Ameren Corp.		34	2,766
CenterPoint Energy, Inc.		88	1,993
Dominion Energy, Inc.		59	4,482
WEC Energy Group, Inc.		24	2,246
			11,487

TOTAL UTILITIES			9,504,450

TOTAL COMMON STOCKS
(Cost $320,579,141)			367,706,531

Preferred Stocks - 8.5%
Convertible Preferred Stocks - 5.2%
COMMUNICATION SERVICES - 1.6%
Media - 0.7%
ViacomCBS, Inc. Series A 5.75% (f)		75,100	5,044,467
Wireless Telecommunication Services - 0.9%
T-Mobile U.S., Inc. 5.25% (a)		6,275	7,057,179
TOTAL COMMUNICATION SERVICES			12,101,646
CONSUMER DISCRETIONARY - 0.1%
Auto Components - 0.1%
Aptiv PLC Series A 5.50%		4,900	774,200
FINANCIALS - 0.1%
Mortgage Real Estate Investment Trusts - 0.1%
Great Ajax Corp. 7.25%		20,000	498,000
HEALTH CARE - 1.0%
Health Care Equipment & Supplies - 1.0%
Becton, Dickinson & Co. 6.50%		39,800	2,136,464
Boston Scientific Corp. Series A 5.50%		36,400	3,940,300
Danaher Corp. 4.75%		780	1,196,290
			7,273,054
INFORMATION TECHNOLOGY - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
Broadcom, Inc. Series A 8.00%		815	1,203,405
MATERIALS - 0.3%
Metals & Mining - 0.3%
ArcelorMittal SA 5.50%		39,050	2,669,849
UTILITIES - 1.9%
Electric Utilities - 1.4%
NextEra Energy, Inc. 4.872%		90,750	5,209,050
PG&E Corp.		45,100	5,161,695
			10,370,745
Independent Power and Renewable Electricity Producers - 0.5%
The AES Corp. 6.875%		36,600	3,777,120
TOTAL UTILITIES			14,147,865

TOTAL CONVERTIBLE PREFERRED STOCKS			38,668,019

Nonconvertible Preferred Stocks - 3.3%
COMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.1%
BCE, Inc. Series R		51,500	680,274
Wireless Telecommunication Services - 0.1%
Telephone & Data Systems, Inc. 6.625% (f)		16,000	424,960
TOTAL COMMUNICATION SERVICES			1,105,234
CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.3%
Porsche Automobil Holding SE (Germany)		23,475	2,490,722
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
DCP Midstream Partners LP Series B, 7.875% (d)		200	4,910
Energy Transfer Partners LP Series C, 7.375% (d)		26,400	615,120
Global Partners LP Series B 9.50% (f)		36,000	915,120
			1,535,150
FINANCIALS - 1.2%
Banks - 0.3%
CIT Group, Inc. Series B 5.625%		42,400	1,123,176
Cullen/Frost Bankers, Inc. Series B 4.45%		7,000	175,350
First Citizens Bancshares, Inc.		4,300	115,885
First Republic Bank Series L 4.375%		8,000	206,000
Laurentian Bank of Canada 5.85% (d)		4,700	94,322
Truist Financial Corp. Series O 5.25%		6,000	164,760
Wells Fargo & Co.:
Series CC 4.375%		8,000	200,000
Series Z 4.75%		9,300	237,336
			2,316,829
Capital Markets - 0.6%
B. Riley Financial, Inc.:
5.50% (f)		66,000	1,653,300
6.00%		3,700	95,645
6.375%		68,100	1,769,238
6.50%		17,800	465,470
6.75%		5,307	137,239
6.875%		6,753	174,835
Canaccord Genuity Group, Inc.:
Canada 5 year Government Bond + 3.210% 3.885% (d)(h)		31,500	409,823
Canada 5 year Government Bond + 4.030% 4.993% (d)(h)		6,400	102,363
			4,807,913
Consumer Finance - 0.1%
Capital One Financial Corp. Series J 5.00%		19,300	485,974
Diversified Financial Services - 0.1%
Equitable Holdings, Inc.:
4.30%		10,700	266,537
Series A 5.25%		17,100	450,927
			717,464
Insurance - 0.1%
Athene Holding Ltd.:
Series A 6.35% (d)		4,300	123,410
Series B 5.625%		7,923	209,326
Series D 4.875%		8,000	201,760
MetLife, Inc. Series F 4.75%		7,300	193,450
W.R. Berkley Corp. 5.70%		2,922	78,164
			806,110
TOTAL FINANCIALS			9,134,290
INDUSTRIALS - 0.8%
Commercial Services & Supplies - 0.0%
Pitney Bowes, Inc. 6.70%		1,674	41,013
Electrical Equipment - 0.8%
Babcock & Wilcox Enterprises, Inc. 8.125%		211,437	5,586,166
TOTAL INDUSTRIALS			5,627,179
REAL ESTATE - 0.5%
Equity Real Estate Investment Trusts (REITs) - 0.3%
Summit Hotel Properties, Inc. Series E, 6.25%		28,092	690,782
Sunstone Hotel Investors, Inc.:
Series E, 6.95%		37,714	952,807
Series F, 6.45%		37,653	952,621
			2,596,210
Real Estate Management & Development - 0.2%
Brookfield Property Partners LP 5.75%		47,300	1,158,850
TOTAL REAL ESTATE			3,755,060
UTILITIES - 0.1%
Independent Power and Renewable Electricity Producers - 0.0%
Brookfield Renewable Energy Partners LP 5.25%		13,000	338,000
Multi-Utilities - 0.1%
Brookfield Infrastructure Partners LP:
5.125%		3,000	76,650
Class A 5.00%		19,100	481,251
DTE Energy Co. Series B, 5.375%		6,000	152,880
			710,781
TOTAL UTILITIES			1,048,781

TOTAL NONCONVERTIBLE PREFERRED STOCKS			24,696,416

TOTAL PREFERRED STOCKS
(Cost $60,181,533)			63,364,435
		Principal Amount	Value

Bank Loan Obligations - 3.2%
CONSUMER DISCRETIONARY - 2.6%
Diversified Consumer Services - 0.9%
Spin Holdco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 2/26/28 (d)(h)(i)		6,485,000	6,424,754
Hotels, Restaurants & Leisure - 0.0%
Caesars Resort Collection LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 4.6085% 7/20/25 (d)(h)(i)		457,700	458,272
Internet & Direct Marketing Retail - 1.7%
Bass Pro Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5% 2/26/28 (d)(h)(i)		12,259,275	12,265,405
Terrier Media Buyer, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6085% 12/17/26 (d)(h)(i)		153,862	152,345
			12,417,750

TOTAL CONSUMER DISCRETIONARY			19,300,776

ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
EG America LLC 2LN, term loan 3 month U.S. LIBOR + 8.000% 9% 3/23/26 (d)(h)(i)		1,789,087	1,784,615
INDUSTRIALS - 0.2%
Air Freight & Logistics - 0.0%
Hanjin International Corp. 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.5% 12/23/22 (b)(d)(h)(i)		350,000	349,125
Commercial Services & Supplies - 0.2%
AVSC Holding Corp. Tranche B2 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.4988% 10/15/26 (d)(h)(i)		1,609,016	1,455,161

TOTAL INDUSTRIALS			1,804,286

INFORMATION TECHNOLOGY - 0.2%
Electronic Equipment & Components - 0.1%
DG Investment Intermediate Holdings, Inc. 2LN, term loan 3 month U.S. LIBOR + 6.750% 7.5% 3/18/29 (d)(h)(i)		520,000	520,000
IT Services - 0.1%
GTT Communications, Inc.:
1LN, term loan 3 month U.S. LIBOR + 5.000% 8.5% 12/31/21 (d)(h)(i)		137,786	139,680
Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.86% 5/31/25 (d)(h)(i)		451,417	378,531
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 5.000% 8.5% 12/31/21 (d)(h)(i)		169,651	171,984
			690,195
Software - 0.0%
DCert Buyer, Inc. Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 7.1085% 2/19/29 (d)(h)(i)		45,000	45,197

TOTAL INFORMATION TECHNOLOGY			1,255,392

TOTAL BANK LOAN OBLIGATIONS
(Cost $24,189,319)			24,145,069

Preferred Securities - 0.6%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
DCP Midstream Partners LP 7.375% (d)(j)		300,000	268,500
Energy Transfer Partners LP:
6.25% (d)(j)		500,000	407,600
6.625% (d)(j)		400,000	354,000
			1,030,100
FINANCIALS - 0.4%
Banks - 0.3%
Bank of America Corp. 5.125% (d)(j)		150,000	159,375
CIT Group, Inc. 5.8% (d)(j)		775,000	801,156
Citigroup, Inc. 4% (d)(j)		175,000	176,706
JPMorgan Chase & Co.:
4.6% (d)(j)		200,000	202,320
5% (d)(j)		230,000	237,763
5.15% (d)(j)		135,000	139,644
Truist Financial Corp.:
5.05% (d)(j)		205,000	207,819
5.1% (d)(j)		200,000	218,060
Wells Fargo & Co. 3.9% (d)(j)		200,000	201,980
			2,344,823
Capital Markets - 0.0%
Charles Schwab Corp. 5.375% (d)(j)		150,000	165,701
Diversified Financial Services - 0.1%
Equitable Holdings, Inc. 4.95% (d)(j)		250,000	264,375

TOTAL FINANCIALS			2,774,899

INDUSTRIALS - 0.1%
Industrial Conglomerates - 0.1%
General Electric Co. 3.5139% (d)(h)(j)		575,000	543,375
TOTAL PREFERRED SECURITIES
(Cost $3,966,886)			4,348,374
		Shares	Value

Money Market Funds - 5.2%
Fidelity Cash Central Fund 0.06% (k)		14,545,990	14,548,899
Fidelity Securities Lending Cash Central Fund 0.06% (k)(l)		24,105,640	24,108,051
TOTAL MONEY MARKET FUNDS
(Cost $38,656,950)			38,656,950
TOTAL INVESTMENT IN SECURITIES - 104.5%
(Cost $723,640,646)			779,430,629
NET OTHER ASSETS (LIABILITIES) - (4.5)%			(33,810,522)
NET ASSETS - 100%			$745,620,107

Currency Abbreviations

CAD – Canadian dollar

MXN – Mexican peso

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $144,488,113 or 19.4% of net assets.

 (b) Level 3 security

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (e) Security or a portion of the security is on loan at period end.

 (f) Non-income producing

 (g) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,905 or 0.0% of net assets.

 (h) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (i) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (j) Security is perpetual in nature with no stated maturity date.

 (k) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (l) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Chesapeake Energy Corp.	2/10/21	$947

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,357
Fidelity Securities Lending Cash Central Fund	40,262
Total	$43,619

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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